Other financial liabilities - Additional Information (Detail)	Oct. 28, 2024	May 17, 2024 $ / shares	Nov. 30, 2023 AUD ($)	Dec. 31, 2024 AUD ($)	Jul. 11, 2024 shares $ / shares	Nov. 30, 2023 $ / shares	Nov. 30, 2023 AUD ($) shares
Disclosure of Changes in Other Financial Liabilities Current [Line Items]
Exercise price | $ / shares						$ 0.583
Fair Value Warrants Issued | $				$ 5,445,887
Weighted average exercise price of other equity instruments exercisable in share-based payment arrangement | $ / shares						$ 0.583
Rate of consideration for purchasing warrants				5.00%
Amount for determining exercise price of warrants | $				$ 6,000,000
Description of transactions after reporting period that significantly change number of ordinary shares outstanding	the Consolidated Entity had changed the ratio of its ADSs to Ordinary Shares from one (1) ADS representing ten (10) Ordinary Shares to one (1) ADS representing one hundred (100) Ordinary Shares. There will be no change to our underlying Ordinary Shares, and no Ordinary Shares will be issued or cancelled in connection with the ADS ratio change prior to 28 October 2024.
Securities Purchase Agreement [Member]
Disclosure of Changes in Other Financial Liabilities Current [Line Items]
Fair Value Warrants Issued | $							$ 132,763
Transaction cost incurred for issue of warrants | $			$ 382,463
Prefunded Warrants [Member]
Disclosure of Changes in Other Financial Liabilities Current [Line Items]
Number of other equity instruments exercisable | shares							1,824,445
Number of other equity instruments exercisable in share-based payment arrangement | shares							1,824,445
Ordinary Warrants [Member]
Disclosure of Changes in Other Financial Liabilities Current [Line Items]
Number of other equity instruments exercisable | shares							4,444,445
Number of other equity instruments exercisable in share-based payment arrangement | shares							4,444,445
Ordinary Warrants [Member] | Securities Purchase Agreement [Member]
Disclosure of Changes in Other Financial Liabilities Current [Line Items]
Financial liabilities, at fair value | $							$ 3,020,316
American Depositary Shares [Member]
Disclosure of Changes in Other Financial Liabilities Current [Line Items]
Number of shares issued | shares							2,620,000
Number of other equity instruments exercisable		1,100,000
Exercise price | $ / shares		$ 0.27
Number of other equity instruments exercisable in share-based payment arrangement		1,100,000
Weighted average exercise price of other equity instruments exercisable in share-based payment arrangement | $ / shares		$ 0.27
Decrease exercise price of warrant | $ / shares		$ 0.27
New American Depositary Shares [Member]
Disclosure of Changes in Other Financial Liabilities Current [Line Items]
Number of other equity instruments exercisable | shares					1,100,000
Exercise price | $ / shares					$ 0.27
Number of other equity instruments exercisable in share-based payment arrangement | shares					1,100,000
Weighted average exercise price of other equity instruments exercisable in share-based payment arrangement | $ / shares					$ 0.27
Warrants Alumini Capital American Depositary Shares [Member]
Disclosure of Changes in Other Financial Liabilities Current [Line Items]
Number of other equity instruments exercisable | shares					2,578,648
Exercise price | $ / shares					$ 0.1939
Number of other equity instruments exercisable in share-based payment arrangement | shares					2,578,648
Weighted average exercise price of other equity instruments exercisable in share-based payment arrangement | $ / shares					$ 0.1939